OTHER RECEIVABLES AND PREPAID EXPENSES (Schedule of Other Accounts Receivable and Prepaid Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 5,785	$ 4,335
Government authorities	1,054	969
Accrued interest	90	34
Foreign currency derivative contracts	2,654	584
Grants receivable from the OCS	0	12
Short-term deposits	136	124
Others	187	259
Other receivables and prepaid expenses	$ 9,906	$ 6,317